CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				6 Months Ended				20 Months Ended
	May 25, 2022	May 13, 2022	Jul. 22, 2020 USD ($)	Mar. 31, 2022 CNY (¥) TradingDays	Mar. 31, 2022 USD ($) TradingDays	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares
Debt Instrument [Line Items]
Warrants and rights granted weight average life			5 years
Debt instrument conversion price percentage				80.00%	80.00%
Debt instrument convertible threshold consecutive trading days | TradingDays				60	60
Average daily trading volume | $									$ 15,000
Percentage of warrants to purchase ADS				4.00%				4.00%	4.00%
Proceeds from convertible notes				¥ 17,832	$ 2,813	¥ 84,638	$ 12,880
Adjustments to additional paid in capital warrants issued				1,420		309		¥ 8,596
Accretion of interest expenses				¥ 981		¥ 678
Warrants to subscribe ADS [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price as a percentage of volume weighted average price of the shares				110.00%				110.00%	110.00%
Number of tradings days for determning the share price				60 days	60 days
ADS [Member]
Debt Instrument [Line Items]
Debt instrument conversion price, percentage of thirty day average closing price				120.00%	120.00%
Minimum threshold on offering value | $									$ 50,000
Minimum threshold on period for offering after the debt issuance date				18 months	18 months
Share price | $ / shares									$ 22.00
ADS [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price, percentage of fifteen trading day average closing price	75.00%
Number of shares convertible for each notes		150
July Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage				18.12%				18.12%	18.12%
September Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes term yield percentage				25.58%				25.58%	25.58%
July And September Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes				¥ 286,098				¥ 286,098
Proceeds from convertible notes				6,052
Warrants and notes discount on notes				¥ 8,596
Maximum
Debt Instrument [Line Items]
Debt annual interest rate				25.00%				25.00%	25.00%
Notes payable series 1 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				4.00%				4.00%	4.00%
Notes payable series 2 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				6.00%				6.00%	6.00%
Notes payable series 3 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				7.00%				7.00%	7.00%
Notes payable series 4 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				8.00%				8.00%	8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $			$ 100,000
Debt term			4 years
Convertible Debt [Member] | Series 1 note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				¥ 344,619				¥ 344,619	$ 51,637
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate			7.50%
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate			7.50%
Convertible Debt [Member] | Series Two Note | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate			3.50%
Convertible Debt [Member] | Series Two Note | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate			13.50%